JPMorgan Trust I

245 Park Avenue

New York, N.Y. 10167

August 24, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re: JPMorgan Trust I (the “Trust”) on behalf of:

JPMorgan International Value SMA Fund
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the JPMorgan International Value SMA Fund does not differ from those contained in Post-Effective Amendment No. 61 (Amendment No. 62 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 16, 2007.

If you have any questions please call John Fitzgerald at (212) 648-2085.

JPMorgan Trust I
Registrant

/s/ Stephen M. Benham
Stephen M. Benham
Secretary